Per Share Data	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Unit [Abstract]
Per Share Data
Per Unit Data
Diluted earnings (losses) per unit are computed based on the weighted average number of units and all potentially dilutive securities, if any. The following reconciliation is in thousands, except per unit data:

	Six Months Ended June 30,
	2013	2012
Numerator:
Income (loss) from continuing operations attributable to controlling interest	$15,242	$(19,895)
Discontinued operations	345	267
Net income (loss) attributable to controlling interest	$15,587	$(19,628)
Denominator:
Weighted average number of units outstanding — basic	224,436	230,029
Dilutive units	—	—
Weighted average number of units outstanding — diluted	224,436	230,029
Basic and diluted earnings (losses) per unit attributable to controlling interest:
Income (loss) from continuing operations attributable to controlling interest	$0.07	$(0.09)
Discontinued operations	0.00	0.00
Net income (loss) attributable to controlling interest	$0.07	$(0.09)

Per Unit Data
We report earnings (losses) per unit pursuant to ASC 260, Earnings Per Share, or ASC 260. Basic earnings (losses) per unit attributable for each of the years ended December 31, 2012, 2011 and 2010 are computed by dividing net income by the weighted average number of units outstanding during the year. Diluted earnings (losses) per unit are computed based on the weighted average number of units and all potentially dilutive securities, if any. The following reconciliation is in thousands, except per unit data:

	Year Ended December 31,
	2012	2011	2010
Numerator:
Income (loss) from continuing operations attributable to controlling interest	$(24,976)	$5,143	$(8,083)
Discontinued operations	568	420	189
Net income (loss) attributable to controlling interest	$(24,408)	$5,563	$(7,894)
Denominator:
Weighted average number of units outstanding — basic	224,681	224,056	165,715
Dilutive units	—	—	—
Weighted average number of units outstanding — diluted	224,681	224,056	165,715
Basic and diluted earnings (losses) per unit attributable to controlling interest:
Income (loss) from continuing operations attributable to controlling interest	$(0.11)	$0.02	$(0.05)
Discontinued operations	0.00	0.00	0.00
Net income (loss) attributable to controlling interest	$(0.11)	$0.02	$(0.05)